Income And Expenses - Summary of Other Income Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Other operating income [Abstract]
Government grants	€ 1,023	€ 1,865	€ 1,138
Gain on disposal of fixed assets	6	546
Gain from modification of lease	1,036	64
Other income	297	108	29
Total other income	2,362	2,583	1,167
Other operating expense [Abstract]
Impairment of receivable	(6)
Loss on disposal of fixed assets	(5)	(5)
Other charges	(6,842)	(6,906)	(13)
Total other expenses	€ (6,853)	€ (6,911)	€ (13)